Supplement dated December 10, 2018
to the Prospectus, as supplemented, and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Partners Small Cap Growth Fund	5/1/2018 and 12/7/2018, respectively
Effective immediately, Kennedy Capital Management, Inc. (Kennedy) no longer serves as a subadviser to the Fund and, as of such date, all references to Kennedy are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6546-116 A (12/18)